Earnings per share and Equity - Narrative (Details) - JPY (¥) ¥ in Millions		6 Months Ended
	Mar. 10, 2025	Sep. 30, 2026	Mar. 31, 2026
Earnings per share [line items]
Non-redemption premium paid	¥ 1,593
Equity distribution and subsequent cash receipts as equity contributions		¥ 202
Refund of excise tax		305
Capital surplus
Earnings per share [line items]
Refund of excise tax		¥ 305
Treasury shares
Earnings per share [line items]
Shares outstanding (in shares)		3,219,520	3,219,520
Non-Redemption Shares
Earnings per share [line items]
Number of non-redemption shares (in shares)	973,000
Shares outstanding (in shares)			854,242